GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 301,850	$ 274,880	$ 261,292
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		92,714	83,429	72,963
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		31,816	34,311	30,472
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	111,253	94,075	96,488
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 66,067	$ 63,065	$ 61,369

[1]	Europe, the Middle East and Africa.